Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Income Tax Disclosure [Abstract]
Effective tax rate for federal income taxes, percentage	21.00%	21.00%
Deferred tax assets, valuation allowance	$ 417,000	$ 14,000
Federal net operating loss carryforwards	$ 2,108,000